Loans, Borrowings and Bank Overdrafts - Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	₨ 175,929	₨ 104,514
Cash flow	(17,571)	58,453
Issue expenses on Notes	0	(298)
Non cash changes, Additions to lease liabilities	9,021	12,532
Non cash changes, Effective interest rate adjustment	108	77
Non cash changes, foreign exchange movements	7,179	651
Liabilities arising from financing activities at end of period	174,666	175,929
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	151,693	83,202
Cash flow	(7,876)	68,310
Issue expenses on Notes	0	(298)
Non cash changes, Effective interest rate adjustment	108	77
Non cash changes, foreign exchange movements	6,149	402
Liabilities arising from financing activities at end of period	150,074	151,693
Bank overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	3	130
Cash flow	16	(127)
Liabilities arising from financing activities at end of period	19	3
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	24,233	21,182
Cash flow	(9,711)	(9,730)
Non cash changes, Additions to lease liabilities	9,021	12,532
Non cash changes, foreign exchange movements	1,030	249
Liabilities arising from financing activities at end of period	₨ 24,573	₨ 24,233